Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 25. Subsequent events

Accounting policy
The statements of consolidated financial position and statements of consolidated operations are adjusted for post-closing events until the date of authorization for issuance of the financial statements as long as they have a significant impact on the amounts presented at the closing date of the statement of financial position. If they do not, they are disclosed in the Note 25 - Subsequent Event. Adjustments and disclosures are made up to the date on which the consolidated financial statements are approved and authorized for issuance by the Supervisory Board.

Detail of subsequent events
Amendment to the Janssen Agreement
An amendment of the Janssen Agreement has been signed as of March 17, 2025 with Janssen; this amendment of the global licensing agreement removes the Company’s funding obligation for NANORAY-312 and releases Janssen from select future milestone payments, while safeguarding the Company’s path to sustainable cash flow through significant potential milestone payments over the next few years.
The overall deal value related to the Janssen Agreement is adjusted from approximately $2.7 billion to approximately $2.6 billion:
•Revisions to potential future milestone payments in the amendment total $105 million while maintaining first significant milestones and hundreds of millions in the next 2-3 years potential milestone payments related to the first two programs (cisplatin-ineligible head and neck cancer and stage 3 unresectable lung cancer),
•Beyond the hundreds of millions of the next 2-3 years potential milestone payments for the first two programs, the remainder of the $2.6 billion is related to medium-to-long-term potential development, regulatory, and sales milestones for the first two programs and potential payments for new indications that may be developed by Janssen, and
•There are no change to the potential $220 million per new indication that may be developed by Nanobiotix, and potential royalties expected from commercial sales of JNJ-1900 (NBTXR3) remain in the low 10s to low 20s. Potential payments for new indications that may be developed by the Company are in addition to the $2.6 billion deal value, next to potential related royalties.
The amendment provides that Janssen will assume nearly all remaining costs for the ongoing pivotal Phase 3 trial through completion, less a small portion of costs that will remain covered by the Company, allowing the Company to strengthen its financial position, by reducing its cash burn and extending its cash horizon into mid-2026.

The Company is currently assessing the expected impacts of the amendment on the consolidated financial statements (including on revenue and refund liability) for the period starting January 1, 2025. As of the date of authorization of these financial statements the Company is not in a position to disclose a reliable estimate.